Accrued liabilities - Non-current accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021		Jan. 01, 2021	[1]
Accrued liabilities
Supplier services agreement	$ 12,914	$ 763
Benefits from suppliers		441
Other	369	271
Total non-current accrued liabilities	$ 13,283	$ 1,475	[1]	$ 3,343

[1]	The comparative Consolidated financial statements have been re-presented from Mexican peso to U.S. dollar to reflect the Company’s change in presentation currency.